Profit on Sale of Assets Realization of Loans Indirect Tax and Other Footnotes (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	$ 17	$ 29	$ (18)
Marketable Securities Realized Gain Loss Other Than Temporary Impairments Amount	2	12
Impairment Of Investments	2	12	6
Profit on disposal of investments	(52)	0	0
Insurance claim recovery	(19)	(7)	0
South Africa [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	1
Tanzania [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	6	25	(15)
Guinea [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims	10	7	(3)
Brazil [Member]
Component Of Operating Other Cost And Expense [Line Items]
Indirect tax expenses and legal claims		(3)
United States Of America [Member] | Corvus Gold Incoporated [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments	2
Australia [Member] | Boddington [Member]
Component Of Operating Other Cost And Expense [Line Items]
Foreign Currency Transaction Loss Before Tax	31
Australia [Member] | Red5 [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments			4
Profit on disposal of investments	(7)
China [Member] | Dynasty Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments			2
Colombia [Member] | B2 Gold Corporation [Member]
Component Of Operating Other Cost And Expense [Line Items]
Impairment Of Investments		12
Profit on disposal of investments	(45)
Savuka [Member]
Component Of Operating Other Cost And Expense [Line Items]
Insurance Recoveries	46
Insurance claim recovery	(19)	(11)
Reimbursement of costs (included in Production costs)	$ (16)